Reconciliation of net cash from operating activities - Cash inflows and outflows for capital provision assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Proceeds	$ 548,593	$ 491,252	$ 602,687
Increase in payable for capital provision assets	220	36
New funding	(295,866)	(562,018)	(771,409)
Capital provision- direct assets
Disclosure of financial assets [line items]
Proceeds	345,564	207,167	286,872
Increase in payable for capital provision assets	220	36
New funding	(295,866)	(337,862)	(419,615)
Capital provision-indirect assets
Disclosure of financial assets [line items]
Proceeds	203,029	284,085	315,815
New funding		(224,156)	(351,794)
Capital provision assets
Disclosure of financial assets [line items]
Proceeds	548,593	491,252	602,687
Increase in payable for capital provision assets	220	36
New funding	$ (295,866)	$ (562,018)	$ (771,409)